Major Customer and Geographic Information (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Customer A [Member]
Product Information [Line Items]
Risk percentage	21.00%	58.00%	35.00%	54.00%	52.00%	70.00%
Customer B [Member]
Product Information [Line Items]
Risk percentage	0.00%	24.00%	0.00%	17.00%	23.00%	18.00%
Customer C [Member]
Product Information [Line Items]
Risk percentage	0.00%	0.00%	0.00%	12.00%